As filed with the Securities and Exchange Commission on August 13, 2015

Securities Act File No. 333-141093

Investment Company Act File No. 811-22026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒

GABELLI SRI FUND, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Bruce N. Alpert Gabelli SRI Fund, Inc. One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 75 East 55th Street New York, New York 10022

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or
☒	on August 13, 2015 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI SRI FUND, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 13th day of August, 2015.

GABELLI SRI FUND, INC.

By:	/s/ Bruce N. Alpert

Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board (Chief Investment Officer)	August 13, 2015

/s/ Bruce N. Alpert Bruce N. Alpert	President (Principal Executive Officer)	August 13, 2015

/s/ Agnes Mullady Agnes Mullady	Treasurer (Principal Financial and Accounting Officer)	August 13, 2015

Clarence A. Davis* Clarence A. Davis	Director	August 13, 2015

Vincent D. Enright* Vincent D. Enright	Director	August 13, 2015

Mario J. Gabelli* Mario J. Gabelli	Director	August 13, 2015

William F. Heitmann* William F. Heitmann	Director	August 13, 2015

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	August 13, 2015

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase